Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (USD $)	Total	Preferred Stock	Warrants	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Retained Earnings
Balance at at Mar. 31, 2012	$ 80,771,886	$ 22,000,000	$ 400,000	$ 31,449	$ 11,626,245	$ (4,330,712)	$ 6,533,573	$ 44,511,331
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,954,949							1,954,949
Other Comprehensive Income, Net Of Tax:	897,737						897,737
Stock Compensation Expense	4,472							0
Cash Dividends On Preferred Stock	(330,000)							(330,000)
Cash Dividends On Common Stock	(706,560)							(706,560)
Balance at at Dec. 31, 2012	82,592,484	22,000,000	400,000	31,449	11,630,717	(4,330,712)	7,431,310	45,429,720
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	3,791,162							3,791,162
Other Comprehensive Income, Net Of Tax:	(6,958,904)						(6,958,904)
Stock Compensation Expense	(2,580)				(2,580)
Cash Dividends On Preferred Stock	(440,000)							(440,000)
Cash Dividends On Common Stock	(942,082)							(942,082)
Balance at at Dec. 31, 2013	77,990,080	22,000,000	0	31,449	11,978,137	(4,330,712)	472,406	47,838,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	5,810,740							5,810,740
Other Comprehensive Income, Net Of Tax:	5,003,969						5,003,969
Stock Compensation Expense	12,676				12,676
Cash Dividends On Preferred Stock	(440,000)							(440,000)
Cash Dividends On Common Stock	(942,080)							(942,080)
Balance at at Dec. 31, 2014	$ 87,435,385	$ 22,000,000		$ 31,449	$ 11,990,813	$ (4,330,712)	$ 5,476,375	$ 52,267,460